UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09054

Credit Suisse Opportunity Funds

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2008 - June 30, 2009

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09054

Reporting Period: 07/01/2008 - 06/30/2009

Credit Suisse Opportunity Funds

=============================== HIGH INCOME FUND ===============================

CONSTAR INTERNATIONAL, INC.

Ticker:       CNSTQ          Security ID:  21036UAA5

Meeting Date: APR 9, 2009    Meeting Type: Written Consent

Record Date:  FEB 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Plan of Reorganization                  For       Did Not Vote Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Opportunity Funds

By:	/s/ George R. Hornig

George R. Hornig
Chief Executive Officer

Date:	August 10, 2009